Prepaid Expenses And Other - Additional Information (Detail)	Jun. 30, 2021 USD ($)
Prepaid And Other Expenses [Line Items]
Transaction costs on term loan	$ 1,568,000
Benefit Street Partners LLC [member]
Prepaid And Other Expenses [Line Items]
Transaction costs on term loan	$ 1,568,000